VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.6%
Australia: 3.2%
Allkem Ltd. # *	117,277	$989,863
Ecograf Ltd. # * †	665,380	281,280
Glencore Plc (GBP) #	1,373,600	8,937,608
Piedmont Lithium, Inc. (USD) *	65,300	4,766,247
		14,974,998
Brazil: 2.2%
Vale SA (ADR)	416,800	8,331,832
Yara International ASA (NOK) #	44,600	2,230,379
		10,562,211
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	714,400	485,734
Canada: 8.5%
Agnico Eagle Mines Ltd. (USD)	123,622	7,570,611
Barrick Gold Corp. (USD)	333,774	8,187,476
Euro Manganese, Inc. (AUD) # *	966,735	297,945
Kinross Gold Corp. (USD)	759,000	4,462,920
Nouveau Monde Graphite, Inc. (USD) *	81,900	567,567
Nutrien Ltd. (USD)	182,665	18,995,334
		40,081,853
Chile: 1.7%
Lundin Mining Corp. (CAD)	779,900	7,904,118
Finland: 0.5%
Neste Oyj #	52,800	2,407,318
Netherlands: 0.5%
OCI NV # *	61,990	2,188,523
Norway: 4.2%
Equinor ASA (ADR)	409,500	15,360,345
FREYR Battery SA (USD) *	175,400	2,150,404
FREYR Battery SA (USD) * ø	185,000	2,268,100
		19,778,849
South Africa: 5.4%
Anglo American Plc (GBP) #	304,200	15,806,938
Sibanye Stillwater Ltd. (ADR)	587,700	9,538,371
		25,345,309
Spain: 0.1%
Soltec Power Holdings SA # * †	55,200	322,995
Turkey: 0.5%
Eldorado Gold Corp. (USD) *	233,100	2,613,051
United Kingdom: 0.8%
Endeavour Mining Plc (CAD)	152,800	3,790,208
United States: 63.6%
Baker Hughes Co.	211,400	7,697,074
Benson Hill, Inc. *	126,200	407,626
Benson Hill, Inc. * ø	95,000	306,850
Bunge Ltd.	119,100	13,197,471
ChampionX Corp. *	153,800	3,765,024
Chart Industries, Inc. * †	41,800	7,179,986
Chesapeake Energy Corp.	55,900	4,863,300
Chevron Corp.	75,900	12,358,797
ConocoPhillips	139,943	13,994,300
Corteva, Inc.	174,433	10,026,409
Coterra Energy, Inc.	499,272	13,465,366
Darling Ingredients, Inc. *	53,900	4,332,482
	Number of Shares	Value
United States (continued)
Devon Energy Corp.	273,878	$16,194,406
Diamondback Energy, Inc.	114,247	15,660,979
Enphase Energy, Inc. *	37,000	7,465,860
EQT Corp.	339,000	11,664,990
ESS Tech, Inc. * ø	95,000	529,150
EVgo, Inc. * ø	157,000	2,019,020
Fluence Energy, Inc. *	16,230	212,775
FMC Corp.	65,400	8,604,678
Freeport-McMoRan, Inc.	357,000	17,757,180
Halliburton Co.	204,900	7,759,563
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	243,700	11,558,691
Kirby Corp. *	86,400	6,237,216
Liberty Oilfield Services, Inc. *	523,280	7,755,010
Mosaic Co.	107,500	7,148,750
MP Materials Corp. *	117,100	6,714,514
Newmont Corp.	147,196	11,694,722
Ormat Technologies, Inc. †	62,600	5,122,558
Pioneer Natural Resources Co.	66,344	16,587,990
SolarEdge Technologies, Inc. *	54,200	17,472,454
Solid Power, Inc.	40,000	346,800
Stem, Inc. *	257,432	2,834,326
Stem, Inc. * ø	177,000	1,948,770
TuSimple Holdings, Inc. *	46,290	564,738
Tyson Foods, Inc.	88,700	7,950,181
Union Pacific Corp.	11,200	3,059,952
Valero Energy Corp.	129,600	13,159,584
		299,619,542
Zambia: 4.3%
First Quantum Minerals Ltd. (CAD)	583,400	20,197,218
Total Common Stocks (Cost: $256,694,089)		450,271,927

WARRANTS: 0.1%
Norway: 0.1%
FREYR Battery SA, USD 11.50, exp. 09/01/27	55,100	232,522
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	38,225	17,201
Total Warrants (Cost: $106,932)		249,723

MONEY MARKET FUND: 7.8% (Cost: $36,571,044)
Invesco Treasury Portfolio - Institutional Class	36,571,044	36,571,044

Total Investments Before Collateral for Securities Loaned: 103.5% (Cost: $293,372,065)		487,092,694

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VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $1,166,757)
Money Market Fund: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	1,166,757	$1,166,757
Total Investments: 103.7% (Cost: $294,538,822)		488,259,451
Liabilities in excess of other assets: (3.7)%		(17,523,349)
NET ASSETS: 100.0%		$470,736,102

Definitions:
ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,462,849 which represents 7.1% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,567,126.
ø	Restricted Security – the aggregate value of restricted securities is $7,071,890, or 1.5% of net assets

Restricted securities held by the Fund as of March 31, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Benson Hill, Inc.	09/29/2021	95,000	$950,000	$306,850	0.1%
ESS Tech, Inc.	10/08/2021	95,000	950,000	529,150	0.1%
EVgo, Inc.	06/30/2021	157,000	1,570,000	2,019,020	0.4%
FREYR Battery SA	07/06/2021	185,000	1,850,000	2,268,100	0.5%
Stem, Inc.	04/28/2021	177,000	1,770,000	1,948,770	0.4%
			$7,090,000	$7,071,890	1.5%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.4%	$2,019,020
Consumer Staples	5.3	25,904,961
Energy	33.4	162,694,046
Financials	2.4	11,558,691
Industrials	5.7	27,887,735
Information Technology	5.1	24,938,314
Materials	39.1	190,396,325
Utilities	1.1	5,122,558
Money Market Fund	7.5	36,571,044
	100.0%	$487,092,694
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